Share-Based Compensation - Restricted Stock and Performance Share Units Fair Value Inputs (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2025 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares) | shares	1.6	2.7
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares) | shares	0.7	1.8
Grant-date fair value (C$ per share) | $		$ 3,690,000	$ 8,000,000.0
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares) | shares	0.7	0.7
Grant-date fair value (C$ per share) | $		$ 3,500,000	$ 8,000,000.0
Incremental fair value granted, modified share-based payment arrangements | $	$ 0.4